CAPITAL MANAGEMENT Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Changes in Invested capital [Roll Forward]
Opening balance	$ 9,011	$ 8,202	$ 9,009	$ 8,156
Issuance of preferred units	0	0	0	72
Issuance of limited partnership units and redeemable partnership units	3	2	5	(24)
Ending balance	9,014	8,204	9,014	8,204
Weighted Average Invested Capital	$ 9,011	$ 8,202	$ 9,010	$ 8,192